Note 5 - Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common Stock Reserved For Future Issuance [Table Text Block]
Common Stock Purchase Warrants	8,292,226
Equity Incentive Plans	1,197,529
Series A Convertible Preferred Stock	1,050,667
Total	10,540,422

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	1,069,141	$4.50
Granted	--	--
Exercised	--	--
Forfeited or expired	(78,429)	4.86
Outstanding at September 30, 2013	990,712	$4.47
Exercisable at September 30, 2013	679,036	$6.14

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	928,242	$5.43
Granted	238,500	0.70
Exercised	-	-
Forfeited or expired	(97,601)	4.02
Outstanding at December 31, 2012	1,069,141	$4.50	6.2	$-0-
Exercisable at December 31, 2012	698,995	$6.38	4.6	$-0-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2012	11,225,559	$2.06
Issued	--	--
Exercised	(2,933,333)	0.56
Forfeited or expired	--	--
Outstanding at September 30, 2013	8,292,226	$2.53
Exercisable at September 30, 2013	8,292,226	$2.53

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	1,870,559	$7.96
Issued – Series A Warrants (1)	2,933,333	1.00
Issued – Series B Warrants (1)	2,933,333	0.75
Issued – Series C Warrants (1)	2,933,333	1.00
Issued – Other Warrants (2)	612,001	1.00
Exercised	--	--
Forfeited or expired	(57,000)	7.00
Outstanding at December 31, 2012	11,225,559	$2.06
Exercisable at December 31, 2012	8,290,376	$2.44

Allocation of Net Proceeds from Preferred Stock Financing [Table Text Block]
Net proceeds after transaction costs	$1,999,032
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Conversions to common stock	(559,418)
Carrying value of preferred stock at December 31, 2012	$312,196

Additional Information Concerning Stock Options [Table Text Block]
	2012	2011	2010
Weighted average fair value of options granted during the period	$0.59	$0.79	$2.95
Intrinsic value of options exercised during the period	-	-	-
Total fair value of options vested during the period	319,920	540,339	499,557

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010
Weighted average risk-free interest rates	1.1%	1.4%	2.6%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs)	6.7	7	6.7
Expected volatility	105.2%	111.2%	112.9%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2012	2011	2010
General and administrative expense	$231,936	$284,352	$369,161
Research and development expense	78,140	179,400	206,501
Total stock option expense	$310,076	$463,752	$575,662